TAXES ON INCOME - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Uncertain tax positions, beginning of year	$ 77,047	$ 73,256
Increases in tax positions for prior years	2,729	3,190
Increases in tax positions for current year	6,031	9,248
Settlements	0	0
Expiry of the statute of limitations	(5,802)	(8,647)
Uncertain tax positions, end of year	$ 80,005	$ 77,047